FREIGHT RECEIVABLES (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of financial assets that are either past due or impaired [line items]
Total net	$ 0	$ 500,000	$ 200,000
Gross
Disclosure of financial assets that are either past due or impaired [line items]
Total net	72,600	65,100	84,800
Provision for impairment of freight receivables
Disclosure of financial assets that are either past due or impaired [line items]
Total net	1,300,000	2,600,000	1,700,000	$ 0
Financial assets neither past due nor impaired | Gross
Disclosure of financial assets that are either past due or impaired [line items]
Total net	25,500,000	28,700,000	40,300,000
Financial assets past due but not impaired | Due before 30 days | Gross
Disclosure of financial assets that are either past due or impaired [line items]
Total net	26,000,000	13,000,000	22,800,000
Financial assets past due but not impaired | Due between 30 and 180 days | Gross
Disclosure of financial assets that are either past due or impaired [line items]
Total net	18,400,000	18,700,000	16,400,000
Financial Assets Past Due And Impaired | Due after 180 days | Gross
Disclosure of financial assets that are either past due or impaired [line items]
Total net	$ 2,700,000	$ 4,700,000	$ 5,300,000